Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Compensation	Key management compensation includes:
Years ended December 31,
	2017	2016
Salaries and benefits	$1,065	$881
Bonuses	387	1,008
Share-based payments	476	672
Termination benefits	385	-
	$2,313	$2,561